Long-term bonds (Tables)	12 Months Ended
Dec. 31, 2020
Long-term bonds
Outstanding corporate bonds, medium-term notes and debt financing instrument of the Group

							Balance as at					Foreign	Foreign		Balance as at
				Initial			31 December	Issued				Exchange	Currency Transition	Interest	31 December
	Face Value	Issuance		Distribution		Issue Price	2019	Amount	Amortization	Interest	Repayment	Gain	Differences	Payable	2020
Type of Instruments	RMB’000	Date	Initial Period	Rate	Effective Rate	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

2016 corporate bonds (5 years)	3,000,000	June 2016	5 years	3.48%	3.48%	3,000,000	3,000,072	—	62	104,400	—	—	—	57,778	3,057,912
2016 corporate bonds (10 years)	1,200,000	June 2016	10 years	3.98%	3.98%	1,200,000	1,199,985	—	12	47,760	—	—	—	26,432	1,226,429
2017 medium-term notes (5 years)	5,000,000	July 2017	5 years	4.69%	4.90%	5,000,000	5,001,878	—	965	234,500	—	—	—	111,146	5,113,989
2017 debt financing instrument (3 years)	500,000	July 2017	3 years	4.75%	4.81%	500,000	499,846	—	154	23,750	(500,000)	—	—	—	—
2017 corporate bonds (3 years)	2,300,000	November 2017	3 years	4.99%	4.99%	2,300,000	2,299,962	—	38	114,770	(2,300,000)	—	—	—	—
2018 corporate bonds (3 years)	1,500,000	April 2018	3 years	4.90%	4.90%	1,500,000	1,500,040	—	30	73,500	—	—	—	54,773	1,554,843
2018 medium-term notes (3 years)	3,000,000	May 2018	3 years	4.80%	4.91%	3,000,000	2,996,069	—	2,953	144,000	—	—	—	96,263	3,095,285
2018 medium-term notes (3 years)	2,000,000	July 2018	3 years	4.41%	4.56%	2,000,000	2,001,342	—	9	88,200	—	—	—	42,046	2,043,397
2018 debt financing instrument (3 years)	2,500,000	July 2018	3 years	4.68%	4.81%	2,500,000	2,495,547	—	2,929	117,000	—	—	—	50,967	2,549,443
2018 corporate bonds (10 years)	5,000,000	September 2018	10 years	5.05%	5.05%	5,000,000	4,999,993	—	30	252,500	—	—	—	78,171	5,078,194
2019 corporate bonds (10 years)	2,300,000	April 2019	10 years	4.70%	4.70%	2,300,000	2,299,990	—	14	108,100	—	—	—	74,930	2,374,934
2019 corporate bonds (3 years)	1,000,000	July 2019	3 years	3.55%	3.55%	1,000,000	1,000,007	—	17	35,500	—	—	—	17,118	1,017,142
2019 medium-term notes (3 years)	500,000	July 2019	3 years	3.55%	3.65%	500,000	498,759	—	488	17,750	—	—	—	8,073	507,320
2019 medium-term notes (5 years)	1,500,000	July 2019	5 years	3.85%	3.96%	1,500,000	1,493,433	—	1,445	57,750	—	—	—	26,264	1,521,142
2020 corporate bonds (5 years)	2,108,865	February 2020	5 years	2.25%	2.32%	2,108,865	—	2,108,865	(9,456)	40,838	—	(23,160)	(129,468)	16,383	1,963,164
2020 corporate bonds (10 years)	2,108,865	February 2020	10 years	2.63%	2.72%	2,108,865	—	2,108,865	(17,629)	47,644	—	(23,160)	(129,468)	19,114	1,957,722

Total						35,517,730	31,286,923	4,217,730	(17,939)	1,507,962	(2,800,000)	(46,320)	(258,936)	679,458	33,060,916

							Balance as at					Balance as at
				Initial			31 December	Issued				31 December
	Face Value	Issuance		Distribution		Issue Price	2018	Amount	Interest	Amortization	Repayment	2019
Type of Instruments	RMB’000	Date	Initial Period	Rate	Effective Rate	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

2014 medium-term notes (5 years)	4,000,000	July 2014	5 years	5.30%	5.37%	4,000,000	3,993,479	—	112,679	6,521	(4,000,000)	—
2016 corporate bonds (5 years)	3,000,000	June 2016	5 years	3.48%	3.48%	3,000,000	3,000,010	—	104,400	62	—	3,000,072
2016 corporate bonds (10 years)	1,200,000	June 2016	10 years	3.98%	3.98%	1,200,000	1,199,973	—	47,760	12	—	1,199,985
2017 medium-term notes (5 years)	5,000,000	July 2017	5 years	4.69%	4.90%	5,000,000	5,000,939	—	234,500	939	—	5,001,878
2017 debt financing instrument (3 years)	500,000	July 2017	3 years	4.75%	4.81%	500,000	499,563	—	23,750	283	—	499,846
2017 corporate bonds (3 years)	2,300,000	November 2017	3 years	4.99%	4.99%	2,300,000	2,299,916	—	114,770	46	—	2,299,962
2018 corporate bonds (3 years)	1,500,000	April 2018	3 years	4.90%	4.90%	1,500,000	1,500,010	—	73,500	30	—	1,500,040
2018 medium-term notes (3 years)	3,000,000	May 2018	3 years	4.80%	4.91%	3,000,000	2,993,135	—	144,000	2,934	—	2,996,069
2018 medium-term notes (3 years)	2,000,000	July 2018	3 years	4.41%	4.56%	2,000,000	1,998,518	—	88,200	2,824	—	2,001,342
2018 debt financing instrument (3 years)	2,500,000	July 2018	3 years	4.68%	4.81%	2,500,000	2,492,636	—	117,000	2,911	—	2,495,547
2018 corporate bonds (10 years)	5,000,000	September 2018	10 years	5.05%	5.05%	5,000,000	4,999,963	—	252,500	30	—	4,999,993
2019 corporate bonds (10 years)	2,300,000	April 2019	10 years	4.70%	4.70%	2,300,000	—	2,300,000	74,725	(10)	—	2,299,990
2019 corporate bonds (3 years)	1,000,000	July 2019	3 years	3.55%	3.55%	1,000,000	—	1,000,000	17,071	7	—	1,000,007
2019 medium-term notes (3 years)	500,000	July 2019	3 years	3.55%	3.65%	500,000	—	500,000	8,051	(1,241)	—	498,759
2019 medium-term notes (5 years)	1,500,000	July 2019	5 years	3.85%	3.96%	1,500,000	—	1,500,000	26,193	(6,567)	—	1,493,433

Total						35,300,000	29,978,142	5,300,000	1,439,099	8,781	(4,000,000)	31,286,923